UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-02

Central Index Key Number of issuing entity: 0002038432

BMO 2024-C10 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

Central Index Key Number: 0000927971

3650 Real Estate Investment Trust 2 LLC

Central Index Key Number: 0001840727

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

German American Capital Corporation

Central Index Key Number: 0001541294

Zions Bancorporation, N.A.

Central Index Key Number: 0000109380

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

(Exact names of sponsors as specified in their respective charters)

David Schell, (212) 885-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”) filed with the Securities and Exchange Commission on June 30, 2025 under Commission File No. 333-280224-02, with respect to BMO 2024-C10 Mortgage Trust. This Form ABS-EE/A is filed in connection with the Form 10-D/A filed with the Securities and Exchange Commission on October 1, 2026 under Commission File No. 333-280224-02, with respect to BMO 2024-C10 Mortgage Trust, which revises Exhibit 102 attached to the Form 10-D filed with the Securities and Exchange Commission on June 30, 2025 under Commission File No. 333-280224-02. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 of the Original Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 to this Form ABS-EE/A. For the avoidance of doubt, there have been no changes to the Exhibit 103 filed in connection with the Original Form ABS-EE.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: October 1, 2026	By:	/s/ David Schell
	Name:	David Schell
	Title:	Authorized Signatory